Income Taxes, Effective Income Tax Expense (Benefit) and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 3,206	$ 5,697	$ 466
Statutory federal income tax expense, rate	21.00%	21.00%	21.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 556	$ 1,046	$ 65
State and local taxes on income, net of federal income tax benefit, rate	3.70%	3.90%	2.80%
Tax-exempt interest	$ (321)	$ (316)	$ (358)
Tax-exempt interest, rate	(2.10%)	(1.20%)	(16.10%)
Tax credits, net of amortization	$ (1,264)	$ (1,001)	$ (626)
Tax credits, net of amortization, rate	(8.30%)	(3.70%)	(28.20%)
Nondeductible expenses	$ 560	$ 368	$ 199
Nondeductible expenses, rate	3.70%	1.40%	9.00%
Changes in prior year unrecognized tax benefits, inclusive of interest	$ (503)	$ (122)	$ (938)
Changes in prior year unrecognized tax benefits, inclusive of interest, rate	(3.30%)	(0.40%)	(42.20%)
Other	$ (147)	$ (94)	$ 35
Other, rate	(1.00%)	(0.40%)	1.60%
Income tax expense (benefit)	$ 2,087	$ 5,578	$ (1,157)
Effective income tax expense (benefit), rate	13.70%	20.60%	(52.10%)
LIHTC proportional amortization expense, net of tax	$ 1,200	$ 1,200	$ 1,100